Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt
Long-term debt consisted of the following at December 31 (in thousands):

	2015	2014
Senior debt:
Revolving credit facility	$143,149	$235,000
Term loans	296,250	195,000
Total debt	439,399	430,000
Less: Current maturities	(15,000)	(10,000)
Total long-term debt, net of current maturities	$424,399	$420,000

Schedule of Maturities of Long-term Debt	Maturities for each of the next five years based on long-term debt as of December 31, 2015 are as follows (in thousands):

Amount
Year Ending
2016	15,000
2017	15,000
2018	15,000
2019	394,399
Total	439,399